Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Leases (Details) [Line Items]
Short-term lease costs	$ 139	$ 8
Operating lease liabilities	$ 139
Weighted average remaining lease term	2 years 1 month 6 days
Weighted average discount rate	4.60%
Minimum [Member]
Operating Leases (Details) [Line Items]
Remaining lease terms	1 year 6 months
Maximum [Member]
Operating Leases (Details) [Line Items]
Remaining lease terms	3 years